Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other current receivables [abstract]
Summary of Detailed Information about Trade and Other Receivables

	December 31, 2023	December 31, 2022
Trade receivables, net of expected credit loss	846,681	966,428
Other receivables	48,090	64,298
	894,771	1,030,726